Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.0%
Canada — 11.0%
Constellation Software, Inc.	639	$1,121,725
Enbridge, Inc.	145,240	7,873,300
Intact Financial Corp.	2,625	475,674
Royal Bank of Canada	23,472	3,794,395
TC Energy Corp.	146,115	9,149,650
		22,414,744
China — 0.3%
Tencent Holdings Ltd.	9,470	597,295
France — 3.4%
Air Liquide S.A.	24,086	4,978,540
Hermes International SCA	106	200,802
L'Oreal S.A.	1,225	500,156
Safran S.A.	4,074	1,333,132
		7,012,630
Germany — 9.4%
Deutsche Boerse AG	34,999	10,252,796
Rheinmetall AG	898	1,514,734
Siemens Energy AG	43,412	7,486,381
		19,253,911
Hong Kong — 3.0%
AIA Group Ltd.	546,168	6,068,652
Italy — 5.0%
Ferrari N.V.	4,272	1,449,507
Terna - Rete Elettrica Nazionale	765,915	8,760,085
		10,209,592
Japan — 14.1%
Capcom Co., Ltd.	128,174	2,708,564
Disco Corp.	19,602	7,989,448
Fujikura Ltd.	255,060	7,014,669
Hitachi Ltd.	42,189	1,237,635
Hoya Corp.	40,933	7,096,163
Mizuho Financial Group, Inc.	52,165	2,111,835
NEC Corp.	19,577	487,136
		28,645,450
Netherlands — 4.3%
ASML Holding N.V.	5,849	7,777,747
Ferrovial S.E.	16,020	1,042,204
		8,819,951
Norway — 3.5%
Kongsberg Gruppen ASA	169,051	7,206,085
Singapore — 4.8%
Singapore Technologies Engineering Ltd.	1,148,831	9,750,399
South Korea — 2.6%
HD Hyundai Electric Co., Ltd.	9,279	5,258,299
Sweden — 3.7%
Beijer Ref AB	47,032	652,011
Lifco AB, Class B	6,701	202,721
	Number of Shares	Value†

Sweden — (continued)
Sandvik AB	173,532	$6,670,891
		7,525,623
Switzerland — 4.7%
Galderma Group AG	34,758	6,831,122
Lonza Group AG	4,285	2,748,907
		9,580,029
Taiwan — 6.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,330	12,615,673
United Kingdom — 16.7%
Aon PLC, Class A	11,146	3,597,706
Coca-Cola Europacific Partners PLC	91,122	8,262,032
Games Workshop Group PLC	20,303	4,799,565
Halma PLC	97,175	4,958,915
Lloyds Banking Group PLC	1,977,325	2,450,765
National Grid PLC	505,394	8,531,098
RELX PLC	35,988	1,179,052
The Weir Group PLC	5,439	203,977
		33,983,110
United States — 4.3%
Liberty Media Corp.-Liberty Formula One, Class C*	7,459	634,164
Philip Morris International, Inc.	47,404	7,837,777
RB Global, Inc.	2,510	240,584
		8,712,525
TOTAL COMMON STOCKS (Cost $193,012,836)		197,653,968

SHORT-TERM INVESTMENTS — 5.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $10,466,766)	10,466,766	10,466,766
TOTAL INVESTMENTS — 102.1% (Cost $203,479,602)		$208,120,734
Other Assets & Liabilities — (2.1)%		(4,311,933)
TOTAL NET ASSETS — 100.0%		$203,808,801

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
International Equity Fund
Country Weightings as of 3/31/2026††
United Kingdom	16%
Japan	14
Canada	11
Germany	9
United States	9
Taiwan	6
Italy	5
Other	30
Total	100%
††	% of total investments as of March 31, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	6.4%	$12,598,265
Agriculture	4.0	7,837,777
Apparel	0.1	200,802
Auto Manufacturers	0.7	1,449,507
Banks	4.2	8,356,995
Beverages	4.2	8,262,032
Chemicals	2.5	4,978,540
Commercial Services	0.6	1,179,052
Computers	0.2	487,136
Cosmetics & Personal Care	0.3	500,156
Distribution & Wholesale	0.1	240,584
Diversified Financial Services	5.2	10,252,796
Electric	8.8	17,291,183
Electrical Components & Equipment	3.6	7,014,669
Electronics	6.1	12,055,078
Engineering & Construction	0.5	1,042,204
Entertainment	0.3	634,164
Healthcare Products	0.1	202,721
Healthcare Services	1.4	2,748,907
Insurance	5.1	10,142,032
Internet	0.3	597,295
Machinery — Construction & Mining	10.6	20,857,183
Machinery — Diversified	0.3	652,011
Pharmaceuticals	3.5	6,831,122
Pipelines	8.6	17,022,950
Semiconductors	14.4	28,382,868
Shipbuilding	3.6	7,206,085
Software	1.9	3,830,289
Toys, Games & Hobbies	2.4	4,799,565
	100.0%	$197,653,968
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